Dividends Per Share	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Dividends Per Share

41	DIVIDENDS PER SHARE
The dividends recognized by the Company for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	Dividends per share	Aggregate amount

	(In yen)	(In millions)
For the fiscal year ended March 31, 2022:
Common stock	¥200	¥274,127
For the fiscal year ended March 31, 2021:
Common stock	¥195	¥267,144
For the fiscal year ended March 31, 2020:
Common stock	¥185	¥255,835
The Company proposed to the shareholders the distribution of a dividend of ¥105 per share of common stock totaling ¥143,936 million in respect of the fiscal year ended March 31, 2022. The dividend is subject to the approval at the general meeting of shareholders on June 29, 2022. The consolidated financial statements for the fiscal year ended March 31, 2022 do not include this dividend.